UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2012

Date of reporting period: January 31, 2012

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND II

GRT VALUE FUND

Semi-Annual Report	January 31, 2012

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND JANUARY 31, 2012 (Unaudited)

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-GRT-4GRT; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND JANUARY 31, 2012

SHAREHOLDERS’ LETTER

January 31, 2012

Dear Shareholders:

We are pleased to provide you with this semi-annual report for the GRT Value Fund (the “Fund”), which covers the period from August 1, 2011 through January 31, 2012.

During the past six months, the Fund’s value increased 0.09% compared to an increase of 0.22% for the Russell 2000 Index.

2011 will be remembered as one of the most frustrating and difficult markets for active management in recent history. To help emphasize this point, consider that the 2011 estimated return for the HFRX Hedged Equity Value Index is -23%. This is an interesting index as it represents primarily “alpha” returns from a large number of value-oriented managers. Since this value-driven alpha space is the sandbox that the Fund plays in, it is representative of the kind of headwind we faced all year.

Despite the difficult, highly volatile environment, we managed to keep pace with the Russell 2000 Index for the period—giving up just 13bps. While investors are unlikely to feel as strongly about it —we view this as a big win. With $408 billion leaving equities, $804 billion moving into bonds and one of the largest 2-month bond returns in history (>20% on the iShares Barclays 20 year Treasury (TLT) in the late summer)—we could have fared much worse. Diversification and a patient trading style helped us weather this storm.

On a positive note, we believe the Fund is well-positioned for capital appreciation in the coming year. With a flat yield-curve we expect to see banks continue to lend to small business. This should keep moving unemployment lower, which will increase consumer confidence and keep the cycle moving.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND JANUARY 31, 2012

Against this backdrop, we continue to build our portfolio name by name with a focus on higher quality companies. The experience of a management team should not be discounted, especially when faced with such a challenging environment. The team on this Fund is very experienced and will continue to work hard to preserve and grow real wealth for the remainder of 2012 and beyond.

GRT Value Fund

Rudy Kluiber, CFA

Greg Fraser, CFA

Tim Krochuk, CFA

This represents the manager’s assessment of the Fund and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Definition of the Comparative Index

The Russell 2000 Index is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000 Index.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND JANUARY 31, 2012 (Unaudited)

SECTOR WEIGHTINGS†:

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.0%

	Shares	Value
CONSUMER DISCRETIONARY — 6.6%
Barnes & Noble	46,824	$565,166
Bridgepoint Education*	25,580	629,012
Carter’s*	9,790	410,397
Casual Male Retail Group*	3,550	11,218
Crown Media Holdings, Cl A*	56,555	67,300
Footstar*	60,263	22,900
Group 1 Automotive	17,290	922,248
Kenneth Cole Productions, Cl A*	17,017	209,139
McGraw-Hill	2,510	115,460
Mohawk Industries*	810	49,540
Motorcar Parts of America*	52,143	334,758
Papa John’s International*	7,014	271,722
Sonic Automotive, Cl A	27,240	424,672
US Auto Parts Network*	32,889	163,787
Valassis Communications*	18,260	415,415
WMS Industries*	60,503	1,324,411
Xueda Education Group ADR*	45,677	219,250

		6,156,395

CONSUMER STAPLES — 2.2%
Central Garden and Pet*	18,100	158,194
CVS/Caremark	12,670	528,973
Darling International*	20,560	314,157
Nature’s Sunshine Products*	11,336	168,906

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND JANUARY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES — continued
Primo Water*	243,010	$712,019
Snyders-Lance	7,860	180,701

		2,062,950

ENERGY — 7.0%
Alpha Natural Resources*	32,908	662,109
Atlas Pipeline Partners	53,530	2,007,910
Capital Product Partners	18,388	144,346
Consol Energy	3,050	109,007
Crosstex Energy	17,600	221,056
Dresser-Rand Group*	519	26,589
Eagle Rock Energy Partners	23,631	263,013
Forbes Energy Services*	309	1,752
Matrix Service*	10,770	125,363
Noble	21,800	759,512
SemGroup, Cl A*	15,888	420,555
StealthGas*	107,903	460,746
Union Drilling*	102,063	656,265
Willbros Group*	169,850	723,561

		6,581,784

FINANCIALS — 9.3%
Berkshire Hathaway, Cl B*	7,920	620,690
CYS Investments	39,820	537,570
Ezcorp, Cl A*	34,954	937,466
Federated Investors, Cl B	71,120	1,214,729
Fidelity National Financial, Cl A	12,510	227,557
First American Financial	22,450	332,709
KBW	40,706	705,435
Maiden Holdings	32,440	302,341
MFA Financial REIT	76,010	557,914
New York Community Bancorp	50,950	646,556
Piper Jaffray*	32,420	721,345
Safeguard Scientifics*	87,523	1,391,616
STAG Industrial REIT	41,440	496,451
TD Ameritrade Holding	5,580	89,894

		8,782,273

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND JANUARY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — 12. 2%
Affymetrix*	30,011	$144,353
Alphatec Holdings*	81,860	144,074
AMN Healthcare Services*	141,470	720,082
CardioNet*	191,274	602,513
Centene*	13,770	622,404
Charles River Laboratories International*	6,770	228,623
Community Health Systems*	8,270	154,649
DaVita*	12,500	1,022,625
Hospira*	28,247	973,392
ISTA Pharmaceuticals *	16,368	131,926
Merit Medical Systems*	36,778	518,938
Natus Medical*	143,468	1,622,623
Palomar Medical Technologies*	23,160	209,598
PAREXEL International*	5,360	129,176
PSS World Medical*	12,404	301,045
Questcor Pharmaceuticals*	17,460	618,608
Quidel*	29,758	425,539
Rochester Medical*	90,663	675,439
Santarus*	39,834	195,186
Thermo Fisher Scientific*	3,010	159,229
Trinity Biotech ADR	100,973	1,056,178
Vanguard Health Systems*	4,223	47,256
Warner Chilcott, Cl A*	34,044	574,322
Zimmer Holdings	3,330	202,297

		11,480,075

INDUSTRIALS — 21 .2%
Actuant, Cl A	17,350	439,823
Alliant Techsystems	2,080	123,573
Allied Defense Group (B)*	38,762	122,100
American Railcar Industries*	17,350	452,835
American Reprographics*	107,657	647,019
ATS Automation Tooling Systems*	35,057	241,893
Blount International*	100,360	1,647,911
Ceradyne*	7,670	253,800
CIRCOR International	7,410	280,913
Colfax*	22,745	690,538
Copart*	28,151	1,324,223

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND JANUARY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares		Value
INDUSTRIALS — continued
CPI Aerostructures*	8,326	$	116,897
Diana Containerships	99,990		687,931
Douglas Dynamics	8,212		111,766
Dycom Industries*	15,531		331,898
Ecotality*	40,847		44,932
Esterline Technologies*	26,490		1,619,864
Flow International*	2,799		10,552
General Cable *	19,720		608,559
GrafTech International*	14,082		231,226
Harsco	33,240		738,925
Huron Consulting Group*	19,169		718,454
II-VI*	17,410		400,604
Interface, Cl A	85,670		1,138,554
ITT	3,480		75,655
KAR Auction Services*	84,750		1,249,215
KHD Humboldt Wedag International*	7,047		48,624
KHD Humboldt Wedag International (C)*	16,002		115,110
Kratos Defense & Security Solutions*	64,359		436,998
Lawson Products	10,730		180,157
Manitowoc	5,770		77,549
MFC Industrial	59,303		457,819
Michael Baker*	10,979		268,876
Mine Safety Appliances	8,440		288,142
Mistras Group*	6,210		139,849
Orbital Sciences*	28,000		405,720
Oshkosh*	10,250		248,870
Quanex Building Products	5,060		83,136
Rockwell Collins	5,990		346,761
Spirit Aerosystems Holdings, Cl A*	18,780		427,057
Titan International	15,859		382,836
Ultralife*	43,006		179,335
WABCO Holdings*	10,960		568,276
Wesco Aircraft Holdings*	9,757		136,500
Xerium Technologies*	98,975		864,052

			19,965,327

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND JANUARY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — 24.8%
ATMI*	14,220	$332,464
AXT*	13,270	67,942
Benchmark Electronics*	19,520	335,744
Brocade Communications Systems*	73,820	414,130
Brooks Automation	119,551	1,281,587
ChipMOS TECHNOLOGIES Bermuda*	76,126	624,994
Cogo Group*	179,820	388,411
Dynamics Research*	14,966	168,517
Fidelity National Information Services	9,707	277,232
FLIR Systems	4,860	125,145
GSE Systems*	196	343
GSI Technology*	262,992	1,304,440
Integrated Device Technology*	81,280	515,315
Integrated Silicon Solution*	79,966	781,268
Intevac*	180,555	1,504,023
Kemet*	82,020	753,764
Local.com*	27,940	70,688
Magnachip Semiconductor*	357,493	3,474,832
Mattson Technology*	14,695	33,358
Measurement Specialties*	16,271	528,808
NeoPhotonics*	126,375	695,062
ON Semiconductor*	16,090	139,983
OPTi*	245,530	400,214
PLX Technology*	41,612	130,662
Polycom*	9,130	182,144
Quantum*	62,570	157,676
Richardson Electronics	134,812	1,632,573
Rimage	20,170	250,915
Seagate Technology	46,070	973,920
SPS Commerce*	16,760	422,855
TechTarget*	165,078	1,147,292
THQ*	111,473	74,676
Ultra Clean Holdings*	216,636	1,592,274
Vishay Precision Group*	111,940	1,764,174
Vitesse Semiconductor*	32,876	100,272
Western Union	27,210	519,711
WPCS International*	109,140	184,447

		23,351,855

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND JANUARY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS — 14. 5%
Agnico-Eagle Mines	79,870	$2,987,138
Agrium	970	77,852
Alamos Gold	13,210	271,168
AM Castle*	19,979	207,182
American Vanguard	10,030	150,751
Ashland	8,320	524,659
AuRico Gold*	16,560	156,492
Ferro*	20,950	141,622
Frontier Rare Earths*	34,680	33,559
Horsehead Holding*	35,609	387,426
Huntsman	13,290	169,182
Jaguar Mining*	281,550	2,024,345
MAG Silver*	118,490	985,837
Material Sciences*	169,823	1,344,998
Methanex	24,730	672,161
Neenah Paper	40,450	961,497
Northern Technologies International*	2,069	29,111
Olin	13,960	309,912
Omnova Solutions*	131,568	652,577
Owens-Illinois*	7,700	185,185
Q2 Gold Resources (B)*	15,766	—
Reliance Steel & Aluminum	2,630	139,916
SEMAFO	36,675	246,089
Solutia	29,753	818,208
Universal Stainless & Alloy*	4,860	193,088

		13,669,955

TELECOMMUNICATION SERVICES — 0.2%
8x8*	48,860	216,938

TOTAL COMMON STOCK (Cost $77,236,863)		92,267,552

REGISTERED INVESTMENT COMPANIES — 0.6%
CLOSED-END FUNDS — 0.6%
BlackRock Floating Rate Income Strategies Fund	15,286	215,074
Eaton Vance Senior Floating-Rate Trust	21,080	323,156

TOTAL CLOSED-END FUNDS (Cost $542,412)		538,230

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND JANUARY 31, 2012 (Unaudited)

CONVERTIBLE BONDS — 0.5%
	Face Amount/ Shares	Value
INDUSTRIALS — 0.4%
C&D Technologies 5.250%, 11/01/25 (B)	$500,000	$375,000

HEALTH CARE — 0.1%
KV Pharmaceutical 2.500%, 05/16/33	345,000	110,400

TOTAL CONVERTIBLE BOND (Cost $561,324)		485,400

CORPORATE OBLIGATION — 0.4%
ENERGY — 0.4%
Allis-Chalmers Energy 8.500%, 03/01/17 (Cost $316,534)	350,000	366,188

SHORT-TERM INVESTMENT — 7.2%
Fidelity Institutional Money Market Funds — Money Market Portfolio, Cl I, 0.210% (A) (Cost $6,760,286)	6,760,286	6,760,286

TOTAL INVESTMENTS — 106.7% (Cost $85,417,419)		$100,417,656

Percentages are based on Net Assets of $94,102,387.

* Non-income producing security.

(A) The rate shown is the 7-day effective yield as of January 31, 2012.

(B)

Security fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities at January 31, 2012 was $497,100 and represented 0.5% of net assets.

(C) Security is traded on a foreign stock exchange.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND JANUARY 31, 2012 (Unaudited)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$92,145,452	$—	$122,100	$92,267,552
Registered Investment Companies	538,230	—	—	538,230
Convertible Bonds	—	110,400	375,000	485,400
Corporate Obligation	—	366,188	—	366,188
Short-Term Investment	6,760,286	—	—	6,760,286

Total Investments in Securities	$99,443,968	$476,588	$497,100	$100,417,656

For the six months ended January 31, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities or Level 2 and Level 3 assets and liabilities. A transfer between Level 1 and Level 3 occurred during the reporting period. The transfer into Level 3 was due to the security being fair valued, pending its liquidation. For further details of investment classifications, reference the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Convertible Bonds	Common Stock
Beginning balance as of August 1, 2011	$350,000	$—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	25,000	—
Purchases	—	—
Sales	—	—
Transfer into Level 3	—	122,100
Transfer out of Level 3	—	—

Ending balance as of January 31, 2012	$375,000	$122,100

See Note 2 for further details of valuation leveling considerations.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND JANUARY 31, 2012 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $85,417,419)	$100,417,656
Receivable for Investment Securities Sold	19,197,724
Receivable for Capital Shares Sold	295,245
Accrued Income	40,704
Receivable from Investment Adviser	38,603
Prepaid Expenses	13,350

Total Assets	120,003,282

Liabilities:
Payable for Capital Shares Redeemed	25,587,313
Payable for Investment Securities Purchased	141,386
Payable due to Investment Adviser	91,418
Payable due to Distributor	23,206
Payable due to Administrator	14,544
Chief Compliance Officer Fees Payable	4,590
Payable due to Trustees	3,448
Other Accrued Expenses	34,990

Total Liabilities	25,900,895

Net Assets	$94,102,387

Net Assets Consist of:
Paid-in-Capital	$78,049,431
Distributions in Excess of Net Investment Income	(209,137)
Accumulated Net Realized Gain on Investments	1,261,856
Net Unrealized Appreciation on Investments	15,000,237

Net Assets	$94,102,387

Net Asset Value, Offering Price Per Share — (unlimited authorization — no par value) Advisor Class Shares ($94,102,387 ÷ 7,785,494)	$12.09

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND FOR THE SIX MONTHS ENDED JANUARY 31, 2012 (Unaudited)

STATEMENT OF OPERATIONS
Investment Income
Dividend Income	$512,604
Interest Income	39,233
Less: Foreign Taxes Withheld	(2,635)

Total Investment Income	549,202

Expenses
Investment Advisory Fees	485,917
Distribution Fees	127,873
Administration Fees	85,872
Trustees’ Fees	7,524
Chief Compliance Officer Fees	4,685
Transfer Agent Fees	65,876
Legal Fees	19,406
Printing Fees	19,327
Registration Fees	16,865
Audit Fees	10,271
Custodian Fees	3,167
Insurance and Other Expenses	11,140

Total Expenses	857,923
Less: Waiver of Investment Advisory Fees	(192,624)
Fees Paid Indirectly (see Note 4)	(318)

Net Expenses	664,981

Net Investment Loss	(115,779)

Net Realized Gain (Loss) on:
Investments	1,587,072
Foreign Currency Transactions	(576)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	22,783

Net Realized and Unrealized Gain on Investments	1,609,279

Net Increase in Net Assets Resulting from Operations	$1,493,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31, 2011
Operations:
Net Investment Income (Loss)	$(115,779)	$159,458
Net Realized Gain on Investments and Foreign Currency Transactions	1,586,496	3,441,223
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	22,783	12,769,074

Net Increase in Net Assets Resulting from Operations	1,493,500	16,369,755

Dividends and Distributions:
Net Investment Income	(316,461)	(299,890)
Net Realized Gain	(2,493,434)	—

Total Dividends and Distributions	(2,809,895)	(299,890)

Capital Share Transactions:
Issued	29,245,200	51,372,371
Reinvestment of Distributions	2,403,497	212,787
Redemption Fees	8,318	3,799
Redeemed	(42,660,524)	(15,718,852)

Net Increase (Decrease) from Capital Share Transactions	(11,003,509)	35,870,105

Total Increase (Decrease) in Net Assets	(12,319,904)	51,939,970

Net Assets:
Beginning of Period	106,422,291	54,482,321

End of Period (including distributions in excess of net investment income of $(209,137) and undistributed net investment income of $223,103, respectively)	$94,102,387	$106,422,291

Share Transactions:
Issued	2,688,366	4,250,396
Reinvestment of Distributions	225,310	17,911
Redeemed	(3,696,800)	(1,296,621)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(783,124)	2,971,686

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Six Months Ended January 31, 2012 (Unaudited)		Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2009	Period Ended July 31, 2008*
Net Asset Value,
Beginning of Period	$12.42		$9.73	$7.94	$9.62	$10.00

Income from Investment Operations:
Net Investment Income (Loss)(1)	(0.01)		0.02	0.02	0.01	0.01
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(0.02	)‡	2.72	1.78	(1.68)	(0.38)

Total from Investment Operations	(0.03)		2.74	1.80	(1.67)	(0.37)

Redemption Fees	—	††	— ††	— ††	—	—

Dividends and Distributions from:
Net Investment Income	(0.03)		(0.05)	(0.01)	(0.01)	(0.01)
Net Realized Gain	(0.27)		—	—	—	—

Total Dividends and Distributions	(0.30)		(0.05)	(0.01)	(0.01)	(0.01)

Net Asset Value, End of Period	$12.09		$12.42	$9.73	$7.94	$9.62

Total Return†	0.09%		28.13%	22.64%	(17.35)%	(3.67)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$94,102		$106,422	$54,482	$1,675	$1,732
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	1.30	%**	1.30%	1.30%	1.30%	1.30	%**
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.68	%**	1.66%	2.48%	22.95%	28.03	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.23	)%**	0.21%	0.23%	0.14%	0.46	%**
Portfolio Turnover Rate	36	%***	44%	36%	95%	4	%***

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the year. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Amount represents less than $0.01.
‡	The amount shown for the six months ended January 31, 2012 does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of Fund shares in relation to the fluctuating market value of investments in the Fund.
*	Commenced operations on May 1, 2008.
**	Annualized.
***	Not annualized.
(1)	Per share data calculated using average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND JANUARY 31, 2012

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 funds. The financial statements herein are those of the GRT Value Fund, a diversified fund (the “Fund”). The financial statements of the remaining funds within the Trust are presented separately. The investment objective of the Fund is capital appreciation. The Fund invests primarily in publicly traded equity securities of companies that are believed to be selling at a market price below their true value and offer the potential to increase in value. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund:

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND JANUARY 31, 2012

an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2012, the total value of securities in the Fund valued in accordance with Fair Value Procedures was $497,100 or 0.5% of net assets.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND JANUARY 31, 2012

(Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of investment classifications, reference the schedule of investments.

For the six months ended January 31, 2012, there have been no significant changes to the Fund’s fair value methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND JANUARY 31, 2012

As of and during the six months ended January 31, 2012, the Fund did not have a tax liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis, and includes the amortization of premiums and the accretion of discounts.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND JANUARY 31, 2012

Redemption Fees — The Fund retains a redemption fee of 2% on redemption of capital shares held less than fourteen days. For the six months ended January 31, 2012 and the year ended July 31, 2011, the Fund retained $8,318 and $3,799, respectively, in redemption fees.

3. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Transfer Agent and Custodian Agreements:

The GRT Value Fund and the GRT Absolute Return Fund, another series of the Trust, presented separately, (the “Funds”) and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of:

0.12% on the first $250 million of the Funds’ average daily net assets;

0.10% on the next $250 million of the Funds’ average daily net assets; and

0.08% on the Funds’ average daily net assets over $500 million.

The Funds are subject to a minimum annual administration fee of $190,000, which is allocated among the Funds according to assets. There is also a minimum annual administration fee of $15,000 per additional class.

The Trust and Distributor are parties to a Distribution Agreement dated May 31, 2000, as amended and restated on November 16, 2004. The Trust has adopted a distribution plan (the “Plan”) that allows the Trust to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the Fund’s average daily net assets.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND JANUARY 31, 2012

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended January 31, 2012, the Fund earned $318 of cash management credits. This amount is listed as “Fees Paid Indirectly” on the Statement of Operations.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, GRT Capital Partners, L.LC. (the “Adviser”), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.95% of the Fund’s average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund’s total annual operating expenses from exceeding 1.30% of the Fund’s average daily net assets. The Adviser may discontinue the expense limitation at any time. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and 1.30% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period. As of January 31, 2012, the amount the Adviser may seek reimbursement of previously waived fees and reimbursed expenses for the Fund was as follows:

Expense Deferred in Fiscal Period Ending January 31:	Subject to Repayment Until January 31:	GRT Value Fund
2010	2013	$285,465
2011	2014	259,148
2012	2015	329,251

	Total	$873,864

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments were $35,784,480 and $48,220,436, respectively, for the six months ended January 31, 2012. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND JANUARY 31, 2012

7. Federal Tax Information:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2011	$299,890	$—	$299,890
2010	1,911	—	1,911

As of July 31, 2011, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$316,275
Undistributed Long-Term Capital Gain	2,493,007
Post October Currency Losses	(2,399)
Unrealized Appreciation/(Depreciation)	14,567,929
Other Temporary Differences	(5,461)

Total	$17,369,351

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND JANUARY 31, 2012

Post-October losses and post-October currency losses represent losses realized on investment transactions and on foreign currency transactions, respectively, from November 1, 2010 through July 31, 2011, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year. During the year ended July 31, 2011, the Fund utilized capital loss carryforwards of $595,161 to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at January 31, 2012 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$85,417,419	$17,940,404	$(2,940,167)	$15,000,237

8. Other:

At January 31, 2012, 36% of total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss is remote.

9. New Accounting Pronouncements:

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND JANUARY 31, 2012

disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

10. Subsequent Events:

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 08/01/11	Ending Account Value 01/31/12	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,000.90	1.30%	$6.56
Hypothetical 5% Return	$1,000.00	$1,018.68	1.30%	$6.61

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value or the period, multiplied by 184/366 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Board Considerations in Re-Approving the Advisory Agreement

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”) must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year’s meeting held on August 9-10, 2011, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser, including its history, personnel, ownership structure, approach to risk management, best execution, use of soft dollars and business plan. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreements in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND

Advisory Agreement for each Fund, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services currently provided by the Adviser to the Funds, the Board reviewed the portfolio management services provided by the Adviser. Among other things, the Board considered the quality and continuity of the Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services provided or to be provided to each respective Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

Investment Performance of the Funds

The Board was provided with information regarding each Fund’s performance since the Advisory Agreement was last renewed or approved, as well as information regarding each Fund’s performance since its inception. The Board also compared each Fund’s performance to its respective benchmark index and other similar mutual funds over various periods of time. At the meeting, representatives of the Adviser provided information regarding and led a discussion of factors impacting the performance of the Funds, outlining current market conditions and explaining expectations and strategies for the future. With respect to the GRT Value Fund, the Board noted that the Fund had generally outperformed its benchmark.With respect to the GRT Absolute Return Fund, the Board recognized the limited sample size of performance information as the Fund had commenced operations within the past year, and noted that the Fund’s recent performance was comparable to that of its respective benchmark index. Based on this information, the Board concluded that it was satisfied with the investment results the Adviser had been able to achieve for the Funds.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND

Cost of Services Provided and Economies of Scale

In concluding that the advisory fees payable by each Fund were reasonable, the Trustees reviewed, among other things, a report of the costs of services provided and the profits realized by the Adviser from its relationship with each Fund and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fees paid by the Funds and noted that each Fund’s total fees and expenses, after waivers, were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fees were the result of arm’s length negotiations and appeared reasonable in light of the services rendered and to be rendered. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds. In addition, the Board considered whether economies of scale were realized for the Funds during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Advisory Agreement for the Funds for another year.

GRT Value Fund

P.O. Box 219009

Kansas City, MO 64121-9009

Investment Adviser:

GRT Capital Partners, L.L.C.

One Liberty Square

Floor 11

Boston, MA 02109

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

Independent Registered Public Accounting Firm:

Ernst & Young, LLP

2001 Market Street, Suite 4000

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

GRT-SA-001-0400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s./ Michael Beattie
Michael Beattie, President

Date: April 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s./ Michael Beattie
Michael Beattie, President

Date: April 5, 2012

By (Signature and Title)	/s./Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: April 5, 2012